UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2015

MAG-QTLY-0216
1.811314.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 1.0%
General Motors Co.	3,104,500	$105,584
Tesla Motors, Inc. (a)	198,300	47,594
		153,178
Diversified Consumer Services - 1.2%
2U, Inc. (a)(b)	580,865	16,253
Service Corp. International	3,619,532	94,180
ServiceMaster Global Holdings, Inc. (a)	2,031,300	79,708
		190,141
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	376,500	41,886
Hilton Worldwide Holdings, Inc.	1,789,500	38,295
Papa John's International, Inc.	763,332	42,647
Starbucks Corp.	2,618,100	157,165
Wyndham Worldwide Corp.	656,600	47,702
		327,695
Household Durables - 0.3%
Leggett & Platt, Inc.	1,058,300	44,470
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	578,700	391,138
Netflix, Inc. (a)	765,700	87,581
TripAdvisor, Inc. (a)	316,400	26,973
		505,692
Leisure Products - 0.2%
Polaris Industries, Inc.	488,300	41,969
Media - 0.8%
Interpublic Group of Companies, Inc.	1,721,100	40,067
Lions Gate Entertainment Corp. (b)	932,700	30,210
Starz Series A (a)	1,684,010	56,414
		126,691
Multiline Retail - 0.6%
Dollar General Corp.	1,379,500	99,145
Specialty Retail - 3.6%
Foot Locker, Inc.	1,041,300	67,778
Home Depot, Inc.	1,896,800	250,852
L Brands, Inc.	1,479,700	141,785
Ross Stores, Inc.	2,061,500	110,929
		571,344
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	2,862,600	178,913
PVH Corp.	610,800	44,985
		223,898

TOTAL CONSUMER DISCRETIONARY		2,284,223

CONSUMER STAPLES - 5.8%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	343,160	42,705
Molson Coors Brewing Co. Class B	427,200	40,123
Monster Beverage Corp.	416,900	62,101
The Coca-Cola Co.	5,823,400	250,173
		395,102
Food & Staples Retailing - 1.6%
CVS Health Corp.	1,857,572	181,615
Kroger Co.	1,859,200	77,770
		259,385
Food Products - 1.3%
Mondelez International, Inc.	4,521,300	202,735
Household Products - 0.1%
Procter & Gamble Co.	214,800	17,057
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	476,800	41,987

TOTAL CONSUMER STAPLES		916,266

ENERGY - 5.5%
Energy Equipment & Services - 1.8%
Oil States International, Inc. (a)	1,117,800	30,460
Schlumberger Ltd.	3,723,000	259,679
		290,139
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	1,088,800	48,419
Chevron Corp.	3,193,500	287,287
Devon Energy Corp.	276,500	8,848
Exxon Mobil Corp.	1,020,200	79,525
HollyFrontier Corp.	549,200	21,908
Marathon Petroleum Corp.	163,700	8,486
PDC Energy, Inc. (a)	767,400	40,964
Phillips 66 Co.	797,400	65,227
Phillips 66 Partners LP	260,300	15,982
		576,646

TOTAL ENERGY		866,785

FINANCIALS - 19.7%
Banks - 9.0%
Bank of America Corp.	17,707,400	298,016
Citigroup, Inc.	5,414,016	280,175
JPMorgan Chase & Co.	5,575,598	368,157
Regions Financial Corp.	9,390,900	90,153
U.S. Bancorp	4,394,259	187,503
Wells Fargo & Co.	3,590,155	195,161
		1,419,165
Capital Markets - 3.4%
BlackRock, Inc. Class A	341,400	116,254
Charles Schwab Corp.	2,261,068	74,457
Goldman Sachs Group, Inc.	1,153,800	207,949
Northern Trust Corp.	581,556	41,924
PJT Partners, Inc. (a)	116,245	3,289
TD Ameritrade Holding Corp.	498,176	17,292
The Blackstone Group LP	2,714,100	79,360
		540,525
Consumer Finance - 0.7%
Capital One Financial Corp.	1,630,300	117,675
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	2,619,666	345,901
FactSet Research Systems, Inc.	224,100	36,432
MSCI, Inc. Class A	205,574	14,828
		397,161
Insurance - 1.6%
ACE Ltd.	1,162,100	135,791
The Chubb Corp.	829,700	110,051
		245,842
Real Estate Investment Trusts - 2.3%
American Tower Corp.	2,019,061	195,748
Public Storage	668,100	165,488
		361,236
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	9,050
RREF CMBS AIV, LP (c)(e)(f)	500,000	23,419
RREF Midtown Colony REIT, Inc. (c)(e)(g)	500,000	6
		32,475

TOTAL FINANCIALS		3,114,079

HEALTH CARE - 17.5%
Biotechnology - 6.1%
AbbVie, Inc.	3,613,100	214,040
Alkermes PLC (a)	247,513	19,648
Alnylam Pharmaceuticals, Inc. (a)	147,671	13,902
Amgen, Inc.	1,363,277	221,301
Amicus Therapeutics, Inc. (a)	2,849,153	27,637
Biogen, Inc. (a)	235,604	72,177
BioMarin Pharmaceutical, Inc. (a)	185,300	19,412
Celgene Corp. (a)	340,100	40,730
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	1,560,800	157,937
Medivation, Inc. (a)	337,000	16,291
Regeneron Pharmaceuticals, Inc. (a)	224,500	121,874
Vertex Pharmaceuticals, Inc. (a)	343,000	43,160
		968,109
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	10,100,400	186,251
Medtronic PLC	4,307,752	331,352
		517,603
Health Care Providers & Services - 2.3%
Cigna Corp.	971,700	142,189
McKesson Corp.	1,125,700	222,022
		364,211
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	2,821,400	117,963
Bruker Corp. (a)	5,891,662	142,991
		260,954
Pharmaceuticals - 4.2%
Allergan PLC (a)	744,161	232,550
Bristol-Myers Squibb Co.	2,507,200	172,470
Jazz Pharmaceuticals PLC (a)	330,640	46,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,137,600	205,952
		657,447

TOTAL HEALTH CARE		2,768,324

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	682,300	93,721
Huntington Ingalls Industries, Inc.	647,333	82,114
Northrop Grumman Corp.	591,500	111,681
Raytheon Co.	949,900	118,291
		405,807
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	752,200	46,651
Airlines - 0.8%
Southwest Airlines Co.	3,000,400	129,197
Building Products - 0.3%
A.O. Smith Corp.	551,300	42,235
Electrical Equipment - 0.9%
Acuity Brands, Inc.	580,200	135,651
Industrial Conglomerates - 4.0%
Danaher Corp.	1,370,900	127,329
General Electric Co.	13,415,100	417,880
Roper Technologies, Inc.	464,300	88,119
		633,328
Machinery - 0.7%
Allison Transmission Holdings, Inc.	1,424,500	36,880
Illinois Tool Works, Inc.	727,000	67,378
		104,258
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	766,100	56,201
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,354,400	40,673

TOTAL INDUSTRIALS		1,594,001

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 0.8%
Harris Corp.	1,042,900	90,628
Juniper Networks, Inc.	1,631,900	45,040
		135,668
Electronic Equipment & Components - 0.3%
CDW Corp.	976,800	41,065
Internet Software & Services - 7.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	419,300	34,077
Alphabet, Inc.:
Class A (a)	445,316	346,460
Class C	453,454	344,117
Facebook, Inc. Class A (a)	3,392,500	355,059
Twitter, Inc. (a)	945,000	21,867
		1,101,580
IT Services - 5.6%
Accenture PLC Class A	968,200	101,177
Cognizant Technology Solutions Corp. Class A (a)	1,914,118	114,885
Fiserv, Inc. (a)	656,500	60,043
Global Payments, Inc.	246,200	15,882
MasterCard, Inc. Class A	1,966,000	191,410
Maximus, Inc.	735,200	41,355
Total System Services, Inc.	1,463,500	72,882
Visa, Inc. Class A	3,676,400	285,105
		882,739
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	579,900	84,172
Intersil Corp. Class A	3,493,100	44,572
Maxim Integrated Products, Inc.	3,139,000	119,282
Micron Technology, Inc. (a)	1,419,800	20,104
Qorvo, Inc. (a)	635,200	32,332
		300,462
Software - 3.8%
Adobe Systems, Inc. (a)	2,149,600	201,933
DocuSign, Inc. (a)(e)	16,185	308
HubSpot, Inc. (a)(b)	634,111	35,707
Progress Software Corp. (a)	179,981	4,320
Salesforce.com, Inc. (a)	2,556,805	200,454
SS&C Technologies Holdings, Inc.	816,239	55,725
Synopsys, Inc. (a)	1,401,800	63,936
Workday, Inc. Class A (a)	519,900	41,426
Xero Ltd. (a)	4	0
		603,809
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	4,697,613	494,475
Pure Storage, Inc. Class B	306,060	4,289
		498,764

TOTAL INFORMATION TECHNOLOGY		3,564,087

MATERIALS - 2.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	1,045,800	42,679
LyondellBasell Industries NV Class A	2,905,219	252,464
Monsanto Co.	737,784	72,686
		367,829
TOTAL COMMON STOCKS
(Cost $11,665,422)		15,475,594

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(e)	12,145,838	18,570
Series G, 8.00% (a)(e)	3,847,486	5,882
		24,452
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	966,928	47,159
IT Services - 0.0%
Nutanix, Inc. Series E (a)(e)	462,283	6,902
Software - 0.6%
Cloudflare, Inc. Series D (a)(e)	571,642	4,027
DocuSign, Inc.:
Series B (a)(e)	7,510	143
Series B-1 (a)(e)	2,249	43
Series D (a)(e)	2,376,438	45,224
Series E (a)(e)	139,427	2,653
Malwarebytes Corp. (e)	3,373,494	35,000
		87,090
TOTAL INFORMATION TECHNOLOGY		141,151

TOTAL CONVERTIBLE PREFERRED STOCKS		165,603

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. (e)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $98,726)		177,817

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.33% (h)	123,898,463	123,898
Fidelity Securities Lending Cash Central Fund, 0.35% (h)(i)	18,784,236	18,784
TOTAL MONEY MARKET FUNDS
(Cost $142,682)		142,682
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $11,906,830)		15,796,093
NET OTHER ASSETS (LIABILITIES) - 0.2%		26,218
NET ASSETS - 100%		$15,822,311

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $210,600,000 or 1.3% of net assets.

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp.	12/21/15	$35,000
Nutanix, Inc. Series E	8/26/14	$6,193
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$174
Fidelity Securities Lending Cash Central Fund	252
Total	$426

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$11,911	$--	$--	$1,731	$9,050
Rovi Corp.	43,981	50,632	59,560	--	--
RREF CMBS AIV, LP	22,633	--	--	1,703	23,419
RREF Midtown Colony REIT, Inc.	3,642	--	--	4,830	6
Total	$82,167	$50,632	$59,560	$8,264	$32,475

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,320,889	$2,284,223	$--	$36,666
Consumer Staples	916,266	873,561	42,705	--
Energy	866,785	866,785	--	--
Financials	3,114,079	3,081,604	--	32,475
Health Care	2,768,324	2,768,324	--	--
Industrials	1,594,001	1,594,001	--	--
Information Technology	3,705,238	3,559,490	4,289	141,459
Materials	367,829	367,829	--	--
Money Market Funds	142,682	142,682	--	--
Total Investments in Securities:	$15,796,093	$15,538,499	$46,994	$210,600

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$146,649
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	31,072
Cost of Purchases	45,000
Proceeds of Sales	(12,121)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$210,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$33,790

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$210,600	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.53 - $48.77 / $22.60	Increase
		Market comparable	EV/Sales multiple	4.5 - 9.7 / 9.0	Increase
			Discount rate	10.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease
			Premium rate	44.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $11,926,900,000. Net unrealized appreciation aggregated $3,869,193,000, of which $4,186,137,000 related to appreciated investment securities and $316,944,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the

Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016